Long-Term Loans, Net of Current Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term Debt	$ 3,858
Less - current maturities	400	$ 570
Long-term loans, net of current maturities	3,458	190
NIS [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 3,858	$ 760
Weighted interest rate	5.44%